Net Withdrawals By Contract Owners	12 Months Ended
Dec. 31, 2011
Net Withdrawals By Contract Owners [Abstract]
Net Withdrawals By Contract Owners

Note 4: Net Withdrawals by Contract Owners

Net contract owner withdrawals for the real estate investment option in Pruco Life of New Jersey's variable insurance and variable annuity products for the years ended December 31, 2011, 2010 and 2009 were as follows:

	0000000000	0000000000	0000000000	0000000000	0000000000
2011:	VAL	VLI	SPVA	SPVL	TOTAL
Contract Owner Net Payments:	$214,699	$43,055	$0	$(189)	$257,565
Policy Loans:	(88,549)	(26,081)	0	0	(114,630)
Policy Loan Repayments and Interest:	172,371	16,910	0	0	189,281
Surrenders, Withdrawals, and Death Benefits:	(235,054)	(8,529)	0	(16,072)	(259,655)
Net Transfers From/(To) Other Subaccounts or Fixed Rate Option:	29,519	(8,502)	0	0	21,017
Administrative and Other Charges:	(159,713)	(31,176)	0	(490)	(191,379)

Net Withdrawals by Contract Owners	$(66,727)	$(14,323)	$0	$(16,751)	$(97,801)

	0000000000	0000000000	0000000000	0000000000	0000000000
2010:	VAL	VLI	SPVA	SPVL	TOTAL
Contract Owner Net Payments:	$229,745	$44,955	$0	$0	$274,700
Policy Loans:	(127,930)	(12,988)	0	0	(140,918)
Policy Loan Repayments and Interest:	121,773	10,716	0	0	132,489
Surrenders, Withdrawals, and Death Benefits:	(171,544)	(24,906)	0	0	(196,450)
Net Transfers From/(To) Other Subaccounts or Fixed Rate Option:	(29,046)	(14,046)	0	0	(43,092)
Administrative and Other Charges:	(159,262)	(28,802)	0	(501)	(188,565)

Net Withdrawals by Contract Owners	$(136,264)	$(25,071)	$0	$(501)	$(161,836)

	0000000000	0000000000	0000000000	0000000000	0000000000
2009:	VAL	VLI	SPVA	SPVL	TOTAL
Contract Owner Net Payments:	$335,531	$50,568	$0	$(12)	$386,087
Policy Loans:	(111,251)	(10,425)	0	(256)	(121,932)
Policy Loan Repayments and Interest:	248,454	10,739	0	8,870	268,063
Surrenders, Withdrawals, and Death Benefits:	(346,035)	(49,308)	(8,456)	(15,055)	(418,854)
Net Transfers From/(To) Other Subaccounts or Fixed Rate Option:	(44,229)	(32,000)	(10,000)	0	(86,229)
Administrative and Other Charges:	(178,910)	(31,919)	0	(573)	(211,402)

Net Withdrawals by Contract Owners	$(96,440)	$(62,345)	$(18,456)	$(7,026)	$(184,267)